Derivative financial instruments (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of derivative financial instruments [text block] [Abstract]
Schedule of derivative financial instruments
		Outstanding		2021
Risk	Maturity	derivative instruments	Counterparty	Receivable	Payable	Total Net balance	Volume/ Position	Unit
Currency US$	Jul/21	Put Option	Itaú BBA/Santander	676	-	676	5,000	US$
Currency US$	Jul/21	Call Option	Itaú BBA/Santander	-	(71)	(71)	(5,000)	US$
Currency US$	May/23	Put Option	Bradesco	196	-	196	1,023	US$
Currency US$	May/23	Call Option	Bradesco	-	(92)	(92)	(1,023)	US$
Currency US$	Jun/23	Put Option	Bradesco	322	-	322	1,606	US$
Currency US$	Jun/23	Call Option	Bradesco	-	(165)	(165)	(1,606)	US$
Currency US$	Jul/23	Put Option	XP	716	-	716	3,484	US$
Currency US$	Jul/23	Call Option	XP	-	(408)	(408)	(3,484)	US$
Currency US$	Mar/24	Put Option	Bradesco	507	-	507	2,500	US$
Currency US$	Mar/24	Call Option	Bradesco	-	(713)	(713)	(2,500)	US$
Currency US$	Apr/24	Put Option	Bradesco	147	-	147	802	US$
Currency US$	Apr/24	Call Option	Banco do Brasil	-	(199)	(199)	(802)	US$
Currency US$	Jul/21	NDF	Banco do Brasil	1,300	-	1,300	(2,000)	US$
Currency US$	Jul/21	NDF	Banco do Brasil/Rabobank	873	-	873	(2,890)	US$
Currency US$	Jul/21	NDF	Itaú BBA/Banco do Brasil	5,405	-	5,405	(9,500)	US$
Currency US$	Aug/21	NDF	XP	-	(189)	(189)	(3,733)	US$
Currency US$	Aug/21	NDF	Banco Bradesco/XP	95	(46)	49	(3,722)	US$
Currency US$	Aug/21	NDF	XP	-	(9)	(9)	(966)	US$
Currency US$	Sep/21	NDF	Itaú BBA/Rabobank/XP	1,798	(9)	1,789	(5,930)	US$
Currency US$	Nov/21	NDF	Rabobank/Bradesco	215	-	215	(1,490)	US$
Currency US$	Nov/21	NDF	Macquarie	213	-	213	(280)	US$
Currency US$	Mar/22	NDF	Bradesco	-	(273)	(273)	(3,630)	US$
Currency US$	May/22	NDF	XP	531	-	531	(2,292)	US$
Currency US$	May/22	NDF	Macquarie	171	-	171	(430)	US$
Currency US$	Jun/22	NDF	Itaú BBA	1,716	-	1,716	(8,400)	US$
Currency US$	Jun/22	NDF	Cargill	236	-	236	(2,000)	US$
Currency US$	Jun/22	NDF	Banco do Brasil/Bradesco/ABC	2,382	-	2,382	(17,200)	US$
Currency US$	Jul/22	NDF	Itaú BBA	658	-	658	(1,000)	US$
Currency US$	Jul/22	NDF	Banco do Brasil	46	-	46	(2,000)	US$
Currency US$	Nov/22	NDF	Bradesco	-	(76)	(76)	(850)	US$
Currency US$	Jan/23	NDF	Banco do Brasil/Santander	640	-	640	(1,000)	US$
		Total currency risk		18,843	(2,250)	16,593	(69,313)	US$
Soybean	Oct/21	Soybean Put Option	Tradings/Banks/CBOT	1,368	-	1,368	396,875	bags
Soybean	Oct/21	Soybean Call Option	Tradings/ Banks/CBOT	1,723	-	1,723	167,821	bags
Soybean	Oct/21	Soybean Put Option	Tradings/ Banks/CBOT	884	-	884	249,464	bags
Soybean	Feb/22	Soybean Put Option	Tradings/ Banks/CBOT	855	-	855	192,768	bags
Soybean	Feb/22	Soybean Call Option	Tradings/ Banks/CBOT	-	(1,201)	(1,201)	(192,768)	bags
Soybean	Jun/22	Soybean Put Option	Tradings/ Banks/CBOT	2,002	-	2,002	249,464	bags
Soybean	Jun/22	Soybean Call Option	Tradings/ Banks/CBOT	-	(1,401)	(1,401)	(249,464)	bags
Soybean	Aug/21	Soybean Futures	Trading Companies/ Banks/CBOT	-	(644)	(644)	(49,893)	bags
Soybean	Nov/21	Soybean Futures	Trading Companies/ Banks/CBOT	-	(26,688)	(26,688)	(478,518)	bags
Soybean	Dec/21	Soybean Futures	Trading Companies/ Banks/CBOT	-	(784)	(784)	(20,411)	bags

Corn	Aug/21	Corn Put Option	Trading Companies/ Banks/CBOT	3	(187)	(184)	(254,011)	bags
Corn	Aug /21	Corn Call Option	Trading Companies/ Banks/CBOT	1,327	(3,765)	(2,438)	(84,670)	bags
Corn	Aug/21	Corn Put Option	Trading Companies/ Banks/CBOT	-	(218)	(218)	(254,011)	bags
Corn	Aug/21	Corn Future	Trading Companies/ Banks/CBOT	-	(7,213)	(7,213)	(254,011)	bags
Corn	Sep/22	Corn Future	Trading Companies/ Banks/CBOT	-	-	-	(92,700)	bags
Corn	Sep/22	Corn Future	Trading Companies/ Banks/CBOT	-	(314)	(314)	(83,250)	bags
Corn	Sep/21	Corn Future	Trading Companies/ Banks/CBOT	-	-	-	(9,000)	bags
Corn	Sep/21	Accrual	Trading Companies/ Banks/CBOT	-	(421)	(421)	(83,251)	bags

Cotton	Nov/21	Cotton Call Option	Trading Companies/ Banks/CBOT	-	(1,770)	(1,770)	(1,500,000)	lbs.
Cotton	Dec/21	Cotton Futures	Trading Companies/ Banks/CBOT	39	(793)	(754)	(1,150,000)	lbs.
Cotton	Nov/22	Cotton Futures	Trading Companies/ Banks/CBOT	36	-	36	(500,000)	lbs.
Cotton	Nov/21	Accrual	Trading Companies/ Banks/CBOT	-	(282)	(282)	(441,000)	lbs.

Ethanol	Jul/21	Ethanol Futures	OTC/Stock Exchange	-	-	-	(300)	m3
Ethanol	Aug/21	Ethanol Futures	OTC/Stock Exchange	-	-	-	(300)	m3
Ethanol	Sep/21	Ethanol Futures	OTC/Stock Exchange	-	-	-	(300)	m3

Fed Cattle	Oct/21	Fed Cattle Futures	OTC/Stock Exchange	-	-	-	(4,950)	arrobas

		Margin deposit		8,844	-	8,844
		Total risk with commodities		17,081	(45,681)	(28,600)

Interest R$	Nov/21	Fixed DI EUR SWAP	Banks	-	(2,608)	(2,608)	25,000	BRL
Interest R$	Aug/23	Fixed DI SWAP	Banks	614	-	614	9,482	BRL
		Total risk with interest		614	(2,608)	(1,994)	34,482	BRL
		Total risks		36,538	(50,539)	(14,001)
		Current		32,657	(48,574)
		Non-current		3,881	(1,965)
		Result on June 30, 2021 (Note 25)		590,108	(715,598)

		Outstanding		2020
Risk	Maturity	derivative instruments	Counterparty	Receivable	Payable	Total Net balance	Volume/ Position	Unit
Currency US$	Aug/20	NDF	Rabobank	141	-	141	(4,600)	US$
Currency US$	Nov/20	NDF	Rabobank	-	(221)	(221)	(1,500)	US$
Currency US$	Nov/20	NDF	Itaú BBA	-	(8,958)	(8,958)	(14,000)	US$
Currency US$	Jun/21	NDF	OLAM	733	-	733	(1,500)	US$
Currency US$	Jun/21	NDF	Banco do Brasil	185	-	185	(1,300)	US$
Currency US$	Jun/21	NDF	Rabobank	-	(1,426)	(1,426)	(4,930)	US$
Currency US$	Jun/21	NDF	Banco do Brasil	-	(1,828)	(1,828)	(6,500)	US$
Currency US$	Jul/21	NDF	Banco do Brasil	106	(311)	(205)	(1,450)	US$
Currency US$	Jul/21	NDF	Rabobank	-	(367)	(367)	(1,440)	US$
Currency US$	Nov/21	NDF	Rabobank	-	(139)	(139)	(520)	US$
Currency US$	Nov/21	NDF	Macquarie	78	-	78	(280)	US$
		Total currency risk		1,243	(13,250)	(12,007)	(38,020)	US$
Soybean	Jul/20	Soybean Call Option	Trading Companies/Banks/CBOT	-	(1)	(1)	(83,344)	bags
Soybean	Feb/21	Soybean Put Option	Trading Companies/Banks/CBOT	252	-	252	199,571	bags
Soybean	Feb/21	Soybean Call Option	Trading Companies/Banks/CBOT	-	(774)	(774)	(399,142)	bags
Soybean	Jun/21	Soybean Put Option	Trading Companies/Banks/CBOT	1,571	-	1,571	553,357	bags
Soybean	Jun/21	Soybean Call Option	Trading Companies/Banks/CBOT	147	(1,916)	(1,769)	(854,982)	bags
Soybean	Nov/20	Soybean Futures	Trading Companies/Banks/CBOT	-	(16)	(16)	(77,107)	bags
Soybean	Dec/20	Accrual	Trading Companies/Banks/CBOT	47	(40)	7	(83,911)	bags

Corn	Jul/20	Corn Call Option	Itaú BBA	-	(55)	(55)	(16,650)	bags
Corn	Sep/20	Corn Call Option	Itaú BBA	-	(682)	(682)	(166,500)	bags
Corn	Sep/20	Corn Call Option	OTC/Stock Exchange	-	(1,431)	(1,431)	(253,350)	bags
Corn	Aug/21	Corn Put Option	FC Stone	178	-	178	84,664	bags
Corn	Aug/21	Corn Call Option	FC Stone	-	(130)	(130)	(169,334)	bags
Corn	Sep/20	Corn Futures	Macquarie	-	(529)	(529)	(83,250)	bags
Corn	Sep/20	Corn Futures	Trading Companies/Banks/CBOT	51	(200)	(149)	(211,500)	bags
Corn	Aug/21	Corn Futures	Trading Companies/Banks/CBOT	-	(257)	(257)	(254,011)	bags

Cotton	Nov/20	Cotton Call Option	Trading Companies/Banks/CBOT	-	(256)	(256)	(625)	lbs.
Cotton	Nov/21	Cotton Put Option	Trading Companies/Banks/CBOT	127	-	127	669	lbs.
Cotton	Nov/21	Cotton Call Option	Trading Companies/Banks/CBOT	-	(258)	(258)	(669)	lbs.
Cotton	Dec/20	Cotton Futures	Trading Companies/Banks/CBOT	1,038	-	1,038	(893)	lbs.

Ethanol	Aug/20	Ethanol Futures	OTC/Stock Exchange	-	-	-	(150)	m3
Ethanol	Sep/20	Ethanol Futures	OTC/Stock Exchange	-	-	-	(450)	m3
Ethanol	Oct/20	Ethanol Futures	OTC/Stock Exchange	-	-	-	(150)	m3

Fed Cattle	Oct/20	Fed Cattle Futures	OTC/Stock Exchange	-	-	-	(54,450)	arrobas

		Margin deposit		3,015	-	3,015
		Total risk with commodities		6,426	(6,545)	(119)
Interest R$	Aug/23	Fixed DI SWAP	Bradesco	1,257	-	1,257	11,847	BRL
		Total risk with interest		1,257	-	1,257	11,847	BRL
		Total risk		8,926	(19,795)	(10,869)

		Current		7,180	(18,333)
		Non-current		1,746	(1,462)
		Result on June 30, 2020 (Note 25)		206,199	(254,367)